Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 28, 2014	Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	Victory Electronic Cigarettes Corp
Entity Central Index Key	0001398702
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 17,258,640
Entity Common Stock, Shares Outstanding		71,299,899
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013